SmartETFs Advertising & Marketing Technology ETF

Schedule of Investments

at September 30, 2024 (Unaudited)

Shares	Common Stocks: 98.2%	Value
	Advertising: 51.8%
195	Alphabet Inc.*	$32,341
225	Baidu Inc.*	23,690
3,056	CyberAgent Inc.	21,679
5,125	Digital Turbine Inc.*	15,734
2,370	Future PLC	32,032
8,100	LY Corp.	23,632
2,560	Magnite Inc.*	35,456
70	Meta Platforms Inc. - Class A *	40,071
1,280	Nebius Group NV*	12,800
3,842	Nexxen International Ltd. - ADR*	30,890
1,139	Perion Network Ltd.*	8,975
1,445	PubMatic Inc.*	21,487
325	Roku Inc.*	24,265
670	TechTarget Inc.*	16,382
360	Trade Desk Inc./The*	39,474
2,296	ValueCommerce Co., Ltd.	17,909
		396,817
	Ecommerce: 4.5%
185	Amazon.com Inc.*	34,471

	Enterprise Software/Services: 2.7%
130	Atlassian Corp PLC*	20,645

	Internet Content: 5.2%
700	Tencent Holdings Ltd.	40,036

	Marketing Technology: 34.0%
60	Adobe Inc.*	31,067
955	Criteo SA*	38,429
760	Double Verify Holdings Inc.*	12,798
55	HubSpot Inc.*	29,238
715	LiveRamp Holdings Inc.*	17,718
2,155	Next Fifteen Communication Group PLC*	13,079
395	Pegasystems Inc.	28,871
31,435	S4 Capital PLC*	16,288
115	salesforce.com Inc.	31,477
495	Sprout Social Inc.*	14,390
57,400	Weimob Inc.*	13,808
1,285	ZoomInfo Technologies Inc.*	13,261
		260,424

	Total Common Stocks (Cost $1,522,063)	752,393

	Total Investments (Cost $1,522,063): 98.1%	752,393
	Other Assets in Excess of Liabilities: 1.9%	14,216
	Total Net Assets - 100.0%	$766,609

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company